Note 27 - Other Reserves - Awards Under Incentive Plan (Details) Pure in Thousands, $ / shares in Thousands	12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares
Statement Line Items [Line Items]
Outstanding, shares	279	460
Outstanding, weighted average grant date fair value (in dollars per share)	$ 471	$ 1,186
Granted, shares	912	706
Granted, weighted average grant date fair value (in dollars per share)	$ 303	$ 1,838
Vested, shares	(356)	(755)
Vested, weighted average grant date fair value (in dollars per share)	$ (123)	$ (1,877)
Forfeit, shares	(178)	(132)
Forfeit, weighted average grant date fair value (in dollars per share)	$ (320)	$ (676)
Outstanding, shares	657	279
Outstanding, weighted average grant date fair value (in dollars per share)	$ 331	$ 471